Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Company's Revenue and Income From Operations by Segment

The following table includes results for the Company’s revenue and income from operations by segment for the year ended December 31, 2015. Prior to 2015, the Company had one operating segment.

Year ended December 31, 2015

	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Revenue (1)	Total
Revenues	496,455	18,587	(849)	514,193
Voyage expenses	(19,468)	(348)	—	(19,816)
Vessel operating expenses	(123,572)	(14,441)	849	(137,164)
Time-charter hire expense	(74,860)	(38)	—	(74,898)
Depreciation and amortization	(72,118)	(1,642)	—	(73,760)
General and administrative expenses	(15,369)	(1,985)	—	(17,354)
Gain on sale of vessel	771	—	—	771
Restructuring charge	(4,445)	(327)	—	(4,772)

Income (loss) from operations (2)	187,394	(194)	—	187,200

Equity income	14,411	—	—	14,411

(1)

The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services is based on estimated costs incurred.

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

As at December 31, 2015 $
Conventional Tanker	1,970,365
Ship-to-Ship Transfer	74,381
Cash and cash equivalents	96,417
Accounts receivable	28,313

Consolidated total assets	2,169,476